Nature of Business	12 Months Ended
Dec. 31, 2015
Organization and Nature of Business [Abstract]
Nature of Business
2.	Nature of Business

We are an early-stage science and technology company and with nanotechnology to measure chemicals of interest in many solid, liquid, or gas samples.

The Company’s first product, MyDx, is an analyzer in the palm of one’s hands. Using one device with interchangeable sensors, MyDx is intended to allow consumers to test for pesticides in food, fruits, herbs, plants and vegetables; chemicals in water; and, toxins in the air. Acting as an electronic nose, MyDx is engineered to detect molecules in vapor. The analyzer itself has a user friendly interface designed to communicate with any iOS or Android smartphone. Once the app is downloaded and the device is synced, a sample can be placed in the sample chamber, which can be stimulated to release the chemicals of interest into the vapor phase for detection. Over the course of the next 24 months, the MyDx team plans to develop different sensors, the first of which is programmed to test for the presence of specific analytes and chemical constituents in fruits, herbs, plants and vegetables. Using the associated app, MyDx is intended to allow consumers to determine the concentrations of specific analytes and chemical constituents in their samples with a reasonable degree of accuracy.

The Company’s CannaDx Sensor measures the levels of key chemicals of interest in Cannabis, including Cannabinoids and Terpenes and the “Total Canna Profile” (TCP) of the plant. The Company shipped beta units in February 2015 and shipped the first revenue generating units in July 2015. The Company’s foundational proprietary technology derives from research developed at the California Institute of Technology, Pasadena, California, for the Jet Propulsion Laboratory, used by the National Aeronautics and Space Administration (“NASA”) as well as an additional project funded by the Bill & Melinda Gates Foundation for other exploratory research and medical applications. The Company has a portfolio of intellectual property rights covering principles and enabling instrumentation of chemical sensing technology across solid, liquid, and gas samples, including certain patented and patent pending technologies from Next Dimension Technologies, Inc. pursuant to a joint development agreement discussed in Note 11.